Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Summary of Premises and Equipment
	2011	2010
Land and land improvements	$948	892
Buildings and leasehold improvements	24,172	21,794
Furniture, fixtures and equipment	19,520	18,009

	44,640	40,695
Less accumulated depreciation and amortization	28,539	26,325

Premises and equipment - net	$16,101	14,370